LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Leases

	Years Ended December 31,
	2023	2022
Operating lease cost	$239	$224
Variable lease cost	4	8
Short-term lease cost	13	18
Finance lease cost
Amortization of right-of-use assets	74	72
Interest on lease liability	19	21
Total finance lease cost	93	93
Total lease cost	$349	$343

Supplemental Cash Flow Information
Supplemental cash flow information related to leases was as follows:

	Years Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$237	$225
Operating cash flows for finance leases	19	21
Financing cash flows for finance leases	87	79
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$339	$251
Finance leases	42	61

Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

	December 31,
	2023	2022
Operating leases
Other assets	$1,004	$881
Accrued liabilities	196	192
Other liabilities	897	775
Total operating lease liabilities	$1,093	$967
Finance leases
Property, plant and equipment	$402	$383
Accumulated depreciation	(204)	(161)
Property, plant and equipment—net	$198	$222
Current maturities of long-term debt	$86	$77
Long-term debt	99	145
Total finance lease liabilities	$185	$222
Weighted average remaining lease term
Operating leases	9 years	8 years
Finance leases	3 years	4 years
Weighted average discount rate
Operating leases	3.0%	2.1%
Finance leases	8.5%	7.8%

Maturities of Lease Liabilities
As of December 31, 2023, maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
2024	$222	$98
2025	185	53
2026	155	24
2027	131	12
2028	105	11
Thereafter	443	7
Total lease payments	1,241	205
Less: Interest	148	20
Total maturities of lease liabilities	$1,093	$185